Nature of the Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 16, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Nature Of Business [Line Items]
Entity date of incorporation				Jun. 12, 2015		Jun. 12, 2015
Accumulated deficit		$ 270,133		$ 270,133		$ 192,878	$ 108,984
Net losses		35,293	$ 20,663	73,708	$ 56,322	77,960	44,542
Negative cash flows from operations				29,491	$ (12,917)	1,703	$ 30,573
Cash and cash equivalents and investments		$ 48,300		$ 48,300		$ 83,400
Redeemable convertible preferred stock outstanding		73,987,407		73,987,407		73,924,907	73,883,241
Convertible preferred stock converted into common stock		9,464,924		9,464,924		9,456,928	9,451,598
Common stock, shares authorized		150,000,000		150,000,000		120,000,000	120,000,000
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized						10,000,000	0
Preferred stock, par value						$ 0.0001	$ 0.0001
Net proceeds from IPO				$ 74,400
Subsequent Event | IPO
Nature Of Business [Line Items]
Common stock, shares issued	5,500,000
Common stock, offering price	$ 15.00
Net proceeds from issuance of common stock	$ 74,400
Convertible preferred stock converted into common stock	10,065,629
Common stock, shares authorized	150,000,000
Common stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.0001